CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income (loss)	$ (1,175)	$ 383
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	114	102
Stock based compensation	306	324
Amortization of intangible assets	373	524
Accretion of payment obligation	66	132
Convertible debt inducement expenses		108
Change in:
Accrued severance pay, net	120	168
Trade receivables	430	(414)
Other accounts receivable and prepaid expenses	(175)	(325)
Other assets	(72)	(28)
Trade payables	44	(94)
Deferred revenues	977	101
Employees and payroll accruals	(322)	7
Accrued expenses and other liabilities	(413)	(808)
Liabilities presented at fair value and other long-term liabilities	(111)	329
Revaluation of restricted cash		2
Net cash provided by operating activities	162	511
Cash flows from investing activities:
Purchase of property and equipment	(484)	(126)
Net cash used in investing activities	(484)	(126)
Cash flows from financing activities:
Proceeds from exercise of stock options, warrants and rights	151	184
Receipts on account of shares	133
Repayment of long-term debt		(103)
Repayment of convertible debt		(153)
Payment of contingent consideration	(2,000)
Net cash used in financing activities	(1,716)	(72)
Foreign currency translation adjustments on cash and cash equivalents	32	(45)
Increase (decrease) in cash and cash equivalents	(2,006)	268
Cash and cash equivalents at the beginning of the period	3,778	1,484
Cash and cash equivalents at the end of the period	1,772	1,752
Cash paid during the year for:
Interest	5	225
Income taxes	389	377
Non cash activities
Purchase of property and equipment	36
Conversion of convertible debt and bifurcated conversion feature		$ 630